Stockholders' Equity - Reconciliation of Number of Shares Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Prior to the IPO		84,150,261
Issued at IPO		28,050,491
As of December 31, 2024	112,200,752
Issued at the secondary offering	2,566,053
Vested RSUs	1,968,333
As of December 31, 2025	116,735,138	112,200,752